Credit Agreement - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2008
Debt And Credit Agreements [Line Items]
Secured revolving credit facility		$ 30
Maturity period	Through April 1, 2014